CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	18,756	$ 2,038,777
Curtiss-Wright Corp.	7,857	2,582,517
Hexcel Corp.	16,771	1,036,951
Woodward, Inc.	12,240	2,099,283
		$ 7,757,528
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	24,510	$ 1,276,236
		$ 1,276,236
Automobile Components — 0.8%
Autoliv, Inc.	15,000	$1,400,550
Gentex Corp.	47,232	1,402,318
Goodyear Tire & Rubber Co.(1)	58,471	517,468
Lear Corp.	11,542	1,259,809
Visteon Corp.(1)	5,664	539,440
		$5,119,585
Automobiles — 0.3%
Harley-Davidson, Inc.	24,303	$936,395
Thor Industries, Inc.	10,914	1,199,339
		$2,135,734
Banks — 5.5%
Associated Banc-Corp.	30,465	$656,216
Bank OZK	21,649	930,690
Cadence Bank	37,428	1,192,082
Columbia Banking System, Inc.	42,977	1,122,129
Commerce Bancshares, Inc.	24,069	1,429,699
Cullen/Frost Bankers, Inc.	13,135	1,469,281
East West Bancorp, Inc.	28,436	2,352,795
F.N.B. Corp.	73,770	1,040,895
First Financial Bankshares, Inc.	26,377	976,213
First Horizon Corp.	109,944	1,707,430
Glacier Bancorp, Inc.	23,264	1,063,165
Hancock Whitney Corp.	17,715	906,477
Home BancShares, Inc.	38,099	1,032,102
International Bancshares Corp.	10,973	656,076
New York Community Bancorp, Inc.(2)	61,146	686,670
Old National Bancorp	65,440	1,221,110
Pinnacle Financial Partners, Inc.	15,699	1,538,031
Prosperity Bancshares, Inc.	19,544	1,408,536
SouthState Corp.	15,634	1,519,312
Synovus Financial Corp.	29,537	1,313,510
Texas Capital Bancshares, Inc.(1)	9,478	677,298
UMB Financial Corp.	9,101	956,606
United Bankshares, Inc.	27,676	1,026,780
Valley National Bancorp	87,757	795,078
Security	Shares	Value
Banks (continued)
Webster Financial Corp.	35,170	$ 1,639,274
Western Alliance Bancorp	22,380	1,935,646
Wintrust Financial Corp.	13,643	1,480,675
Zions Bancorp NA	30,302	1,430,860
		$ 34,164,636
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	1,809	$ 523,054
Celsius Holdings, Inc.(1)	32,039	1,004,743
Coca-Cola Consolidated, Inc.	1,209	1,591,528
		$3,119,325
Biotechnology — 2.7%
Arrowhead Pharmaceuticals, Inc.(1)	25,505	$494,032
BioMarin Pharmaceutical, Inc.(1)	39,059	2,745,457
Cytokinetics, Inc.(1)	24,139	1,274,539
Exelixis, Inc.(1)	58,523	1,518,672
Halozyme Therapeutics, Inc.(1)	25,989	1,487,610
Neurocrine Biosciences, Inc.(1)	20,716	2,386,898
Roivant Sciences Ltd.(1)	89,515	1,033,003
Sarepta Therapeutics, Inc.(1)	19,565	2,443,473
United Therapeutics Corp.(1)	9,128	3,271,019
		$16,654,703
Broadline Retail — 0.4%
Macy's, Inc.	56,709	$889,764
Nordstrom, Inc.	19,809	445,505
Ollie's Bargain Outlet Holdings, Inc.(1)	12,557	1,220,540
		$2,555,809
Building Products — 3.6%
AAON, Inc.	13,795	$1,487,653
Advanced Drainage Systems, Inc.	14,492	2,277,563
Carlisle Cos., Inc.	9,461	4,255,085
Fortune Brands Innovations, Inc.	25,462	2,279,613
Lennox International, Inc.	6,580	3,976,228
Owens Corning	17,838	3,148,764
Simpson Manufacturing Co., Inc.	8,650	1,654,485
Trex Co., Inc.(1)	22,302	1,484,867
UFP Industries, Inc.	12,498	1,639,862
		$22,204,120
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	6,117	$1,087,603
Carlyle Group, Inc.	43,137	1,857,479
Evercore, Inc., Class A	7,314	1,852,929
Federated Hermes, Inc.	16,148	593,762
Hamilton Lane, Inc., Class A	8,316	1,400,331
Houlihan Lokey, Inc.	10,898	1,722,102
Interactive Brokers Group, Inc., Class A	22,329	3,111,769

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	26,140	$ 995,150
Jefferies Financial Group, Inc.	33,305	2,049,923
Morningstar, Inc.	5,546	1,769,839
SEI Investments Co.	20,253	1,401,305
Stifel Financial Corp.	21,032	1,974,905
		$ 19,817,097
Chemicals — 2.1%
Arcadium Lithium PLC(1)	219,544	$ 625,700
Ashland, Inc.	10,018	871,265
Avient Corp.	18,734	942,695
Axalta Coating Systems Ltd.(1)	44,993	1,628,297
Cabot Corp.	11,248	1,257,189
Chemours Co.	30,624	622,280
NewMarket Corp.	1,575	869,227
Olin Corp.	24,106	1,156,606
RPM International, Inc.	26,424	3,197,304
Scotts Miracle-Gro Co.	8,743	758,018
Westlake Corp.	6,837	1,027,533
		$12,956,114
Commercial Services & Supplies — 1.9%
Brink's Co.	9,055	$1,047,120
Clean Harbors, Inc.(1)	10,409	2,515,960
MSA Safety, Inc.	8,074	1,431,843
RB Global, Inc.	37,802	3,042,683
Stericycle, Inc.(1)	19,046	1,161,806
Tetra Tech, Inc.	54,877	2,587,999
		$11,787,411
Communications Equipment — 0.4%
Ciena Corp.(1)	29,483	$1,815,858
Lumentum Holdings, Inc.(1)	13,930	882,883
		$2,698,741
Construction & Engineering — 2.5%
AECOM	27,505	$2,840,441
Comfort Systems USA, Inc.	7,296	2,847,994
EMCOR Group, Inc.	9,572	4,121,033
Fluor Corp.(1)	35,142	1,676,625
MasTec, Inc.(1)	12,626	1,554,261
MDU Resources Group, Inc.	41,830	1,146,560
Valmont Industries, Inc.	4,137	1,199,523
		$15,386,437
Construction Materials — 0.5%
Eagle Materials, Inc.	6,897	$1,983,922
Knife River Corp.(1)	11,615	1,038,265
		$3,022,187
Security	Shares	Value
Consumer Finance — 0.6%
Ally Financial, Inc.	56,256	$ 2,002,151
FirstCash Holdings, Inc.	7,931	910,479
SLM Corp.	44,614	1,020,322
		$ 3,932,952
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.(1)	27,227	$ 2,245,683
Casey's General Stores, Inc.	7,614	2,860,656
Performance Food Group Co.(1)	31,971	2,505,567
Sprouts Farmers Market, Inc.(1)	20,543	2,268,153
U.S. Foods Holding Corp.(1)	50,174	3,085,701
		$12,965,760
Containers & Packaging — 1.7%
AptarGroup, Inc.	13,620	$2,181,788
Berry Global Group, Inc.	23,511	1,598,278
Crown Holdings, Inc.	24,454	2,344,650
Graphic Packaging Holding Co.	61,572	1,821,915
Greif, Inc., Class A	5,295	331,785
Silgan Holdings, Inc.	16,649	874,072
Sonoco Products Co.	20,159	1,101,286
		$10,253,774
Diversified Consumer Services — 1.3%
Duolingo, Inc.(1)	7,681	$2,166,196
Graham Holdings Co., Class B	705	579,313
Grand Canyon Education, Inc.(1)	5,960	845,426
H&R Block, Inc.	28,639	1,820,008
Service Corp. International	29,874	2,357,955
		$7,768,898
Diversified REITs — 0.5%
W.P. Carey, Inc.	44,899	$2,797,208
		$2,797,208
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	45,384	$1,612,493
Iridium Communications, Inc.	24,288	739,570
		$2,352,063
Electric Utilities — 0.9%
ALLETE, Inc.	11,849	$760,587
IDACORP, Inc.	10,926	1,126,361
OGE Energy Corp.	41,210	1,690,434
Portland General Electric Co.	21,145	1,012,846
TXNM Energy, Inc.	18,559	812,328
		$5,402,556
Electrical Equipment — 1.5%
Acuity Brands, Inc.	6,312	$1,738,262

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
EnerSys	8,257	$ 842,627
NEXTracker, Inc., Class A(1)	29,428	1,102,961
nVent Electric PLC	34,101	2,395,936
Regal Rexnord Corp.	13,652	2,264,594
Sensata Technologies Holding PLC	30,971	1,110,620
		$ 9,455,000
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics, Inc.(1)	10,862	$ 1,442,800
Avnet, Inc.	18,077	981,762
Belden, Inc.	8,372	980,612
Cognex Corp.	35,185	1,424,993
Coherent Corp.(1)	31,451	2,796,308
Crane NXT Co.	10,079	565,432
Fabrinet(1)	7,416	1,753,439
IPG Photonics Corp.(1)	5,626	418,124
Littelfuse, Inc.	5,086	1,349,062
Novanta, Inc.(1)	7,366	1,317,925
TD SYNNEX Corp.	15,604	1,873,728
Vishay Intertechnology, Inc.	23,275	440,130
Vontier Corp.	31,533	1,063,923
		$16,408,238
Energy Equipment & Services — 0.7%
ChampionX Corp.	39,083	$1,178,353
NOV, Inc.	80,773	1,289,945
Valaris Ltd.(1)	13,667	761,935
Weatherford International PLC	15,009	1,274,564
		$4,504,797
Entertainment — 0.4%
TKO Group Holdings, Inc.(1)	13,631	$1,686,291
Warner Music Group Corp., Class A	29,052	909,328
		$2,595,619
Financial Services — 1.7%
Equitable Holdings, Inc.	65,602	$2,757,252
Essent Group Ltd.	21,798	1,401,394
Euronet Worldwide, Inc.(1)	8,662	859,530
MGIC Investment Corp.	53,185	1,361,536
Voya Financial, Inc.	20,172	1,598,026
Western Union Co.	69,299	826,737
WEX, Inc.(1)	8,429	1,767,814
		$10,572,289
Food Products — 1.0%
Darling Ingredients, Inc.(1)	32,626	$1,212,382
Flowers Foods, Inc.	40,182	926,999
Ingredion, Inc.	13,348	1,834,416
Lancaster Colony Corp.	3,953	697,981
Security	Shares	Value
Food Products (continued)
Pilgrim's Pride Corp.(1)	8,270	$ 380,834
Post Holdings, Inc.(1)	9,710	1,123,932
		$ 6,176,544
Gas Utilities — 0.9%
National Fuel Gas Co.	18,743	$ 1,136,013
New Jersey Resources Corp.	20,345	960,284
ONE Gas, Inc.	11,623	864,983
Southwest Gas Holdings, Inc.	12,351	911,010
Spire, Inc.	11,848	797,252
UGI Corp.	44,046	1,102,031
		$5,771,573
Ground Transportation — 1.6%
Avis Budget Group, Inc.(2)	3,512	$307,616
Knight-Swift Transportation Holdings, Inc.	33,208	1,791,572
Landstar System, Inc.	7,274	1,373,841
Ryder System, Inc.	8,880	1,294,704
Saia, Inc.(1)	5,455	2,385,253
XPO, Inc.(1)	23,879	2,567,231
		$9,720,217
Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	41,589	$1,125,398
Enovis Corp.(1)	11,458	493,267
Envista Holdings Corp.(1)	35,276	697,054
Globus Medical, Inc., Class A(1)	23,178	1,658,154
Haemonetics Corp.(1)	10,500	843,990
Lantheus Holdings, Inc.(1)	14,245	1,563,389
LivaNova PLC(1)	11,140	585,296
Masimo Corp.(1)	9,059	1,207,837
Neogen Corp.(1)	40,456	680,065
Penumbra, Inc.(1)	7,969	1,548,456
		$10,402,906
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(1)	19,053	$1,208,151
Amedisys, Inc.(1)	6,695	646,135
Chemed Corp.	3,088	1,855,795
Encompass Health Corp.	20,644	1,995,036
Ensign Group, Inc.	11,600	1,668,312
HealthEquity, Inc.(1)	17,851	1,461,104
Option Care Health, Inc.(1)	35,087	1,098,223
R1 RCM, Inc.(1)	32,042	454,035
Tenet Healthcare Corp.(1)	19,659	3,267,326
		$13,654,117
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	74,480	$1,351,812
Omega Healthcare Investors, Inc.	52,898	2,152,948

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	48,062	$ 894,434
		$ 4,399,194
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)	25,679	$ 1,118,834
		$ 1,118,834
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	42,862	$ 604,354
		$ 604,354
Hotels, Restaurants & Leisure — 3.2%
Aramark	54,049	$2,093,318
Boyd Gaming Corp.	14,120	912,858
Choice Hotels International, Inc.	4,650	605,895
Churchill Downs, Inc.	15,062	2,036,533
Hilton Grand Vacations, Inc.(1)	13,119	476,482
Hyatt Hotels Corp., Class A	9,218	1,402,980
Light & Wonder, Inc.(1)	18,203	1,651,558
Marriott Vacations Worldwide Corp.	6,617	486,217
Planet Fitness, Inc., Class A(1)	17,352	1,409,329
Texas Roadhouse, Inc.	13,680	2,415,888
Travel & Leisure Co.	14,312	659,497
Vail Resorts, Inc.	7,719	1,345,344
Wendy's Co.	35,342	619,192
Wingstop, Inc.	6,012	2,501,473
Wyndham Hotels & Resorts, Inc.	16,204	1,266,181
		$19,882,745
Household Durables — 1.9%
KB Home	14,788	$1,267,184
Taylor Morrison Home Corp.(1)	21,386	1,502,580
Tempur Sealy International, Inc.	35,626	1,945,180
Toll Brothers, Inc.	21,060	3,253,559
TopBuild Corp.(1)	6,151	2,502,288
Whirlpool Corp.	11,262	1,205,034
		$11,675,825
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	11,038	$849,264
		$849,264
Industrial REITs — 1.2%
EastGroup Properties, Inc.	9,981	$1,864,650
First Industrial Realty Trust, Inc.	27,151	1,519,913
Rexford Industrial Realty, Inc.	44,942	2,261,032
STAG Industrial, Inc.	37,362	1,460,481
		$7,106,076
Security	Shares	Value
Insurance — 4.4%
American Financial Group, Inc.	14,804	$ 1,992,619
Brighthouse Financial, Inc.(1)	12,465	561,299
CNO Financial Group, Inc.	21,699	761,635
Fidelity National Financial, Inc.	53,298	3,307,674
First American Financial Corp.	21,109	1,393,405
Hanover Insurance Group, Inc.	7,383	1,093,496
Kemper Corp.	12,425	761,031
Kinsale Capital Group, Inc.	4,539	2,113,222
Old Republic International Corp.	48,790	1,728,142
Primerica, Inc.	6,940	1,840,141
Reinsurance Group of America, Inc.	13,511	2,943,642
RenaissanceRe Holdings Ltd.	10,700	2,914,680
RLI Corp.	8,556	1,326,009
Ryan Specialty Holdings, Inc.	20,988	1,393,393
Selective Insurance Group, Inc.	12,481	1,164,477
Unum Group	35,064	2,084,204
		$27,379,069
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.(1)	59,204	$610,985
		$610,985
IT Services — 0.3%
ASGN, Inc.(1)	9,191	$856,877
Kyndryl Holdings, Inc.(1)	47,435	1,090,056
		$1,946,933
Leisure Products — 0.7%
Brunswick Corp.	13,586	$1,138,778
Mattel, Inc.(1)	69,734	1,328,433
Polaris, Inc.	10,751	894,913
YETI Holdings, Inc.(1)	17,367	712,568
		$4,074,692
Life Sciences Tools & Services — 2.5%
Avantor, Inc.(1)	139,477	$3,608,270
Azenta, Inc.(1)	10,036	486,144
Bio-Rad Laboratories, Inc., Class A(1)	3,928	1,314,230
Bruker Corp.	22,674	1,565,866
Illumina, Inc.(1)	32,682	4,262,060
Medpace Holdings, Inc.(1)	5,216	1,741,101
Repligen Corp.(1)	10,686	1,590,291
Sotera Health Co.(1)	31,379	524,029
		$15,091,991
Machinery — 4.5%
AGCO Corp.	12,710	$1,243,801
Chart Industries, Inc.(1)(2)	8,626	1,070,832
CNH Industrial NV	180,058	1,998,644
Crane Co.	9,977	1,579,159

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Donaldson Co., Inc.	24,702	$ 1,820,537
ESAB Corp.	11,656	1,239,149
Flowserve Corp.	26,953	1,393,201
Graco, Inc.	34,658	3,032,922
ITT, Inc.	16,762	2,506,087
Lincoln Electric Holdings, Inc.	11,627	2,232,616
Middleby Corp.(1)	11,032	1,534,882
Oshkosh Corp.	13,353	1,338,104
RBC Bearings, Inc.(1)	5,961	1,784,604
Terex Corp.	13,725	726,190
Timken Co.	13,094	1,103,693
Toro Co.	21,311	1,848,303
Watts Water Technologies, Inc., Class A	5,621	1,164,615
		$27,617,339
Marine Transportation — 0.2%
Kirby Corp.(1)	11,879	$1,454,346
		$1,454,346
Media — 0.5%
New York Times Co., Class A	33,533	$1,866,782
Nexstar Media Group, Inc.	6,221	1,028,642
		$2,895,424
Metals & Mining — 1.8%
Alcoa Corp.	53,001	$2,044,779
Cleveland-Cliffs, Inc.(1)	96,024	1,226,227
Commercial Metals Co.	23,592	1,296,616
Reliance, Inc.	11,287	3,264,313
Royal Gold, Inc.	13,487	1,892,226
U.S. Steel Corp.	45,901	1,621,682
		$11,345,843
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.(2)	102,789	$2,062,975
Starwood Property Trust, Inc.	65,136	1,327,472
		$3,390,447
Multi-Utilities — 0.3%
Black Hills Corp.	14,310	$874,627
Northwestern Energy Group, Inc.	12,576	719,599
		$1,594,226
Office REITs — 0.6%
COPT Defense Properties	23,064	$699,531
Cousins Properties, Inc.	31,213	920,159
Kilroy Realty Corp.	21,675	838,823
Vornado Realty Trust	34,033	1,340,900
		$3,799,413
Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	69,115	$ 1,040,181
Antero Resources Corp.(1)	59,978	1,718,370
Chesapeake Energy Corp.	22,893	1,882,949
Chord Energy Corp.	12,695	1,653,270
Civitas Resources, Inc.	18,563	940,587
CNX Resources Corp.(1)	31,026	1,010,517
DT Midstream, Inc.	19,924	1,567,222
HF Sinclair Corp.	33,276	1,483,111
Matador Resources Co.	23,815	1,176,937
Murphy Oil Corp.	29,099	981,800
Ovintiv, Inc.	54,173	2,075,368
PBF Energy, Inc., Class A	20,429	632,277
Permian Resources Corp.	130,195	1,771,954
Range Resources Corp.	49,667	1,527,757
Southwestern Energy Co.(1)	226,272	1,608,794
Texas Pacific Land Corp.	3,866	3,420,405
Viper Energy, Inc.	20,811	938,784
		$25,430,283
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	12,832	$1,378,927
		$1,378,927
Passenger Airlines — 0.2%
American Airlines Group, Inc.(1)	134,730	$1,514,365
		$1,514,365
Personal Care Products — 0.6%
BellRing Brands, Inc.(1)	26,515	$1,609,991
Coty, Inc., Class A(1)	74,780	702,184
e.l.f. Beauty, Inc.(1)	11,569	1,261,368
		$3,573,543
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(1)	12,670	$1,411,565
Perrigo Co. PLC	27,987	734,099
		$2,145,664
Professional Services — 2.7%
CACI International, Inc., Class A(1)	4,576	$2,308,867
Concentrix Corp.(2)	9,650	494,562
ExlService Holdings, Inc.(1)	33,114	1,263,299
Exponent, Inc.	10,408	1,199,834
FTI Consulting, Inc.(1)	7,238	1,647,079
Genpact Ltd.	33,631	1,318,672
Insperity, Inc.	7,316	643,808
KBR, Inc.	27,297	1,777,854
ManpowerGroup, Inc.	9,734	715,644
Maximus, Inc.	12,346	1,150,153
Parsons Corp.(1)	9,585	993,773

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Paylocity Holding Corp.(1)	8,892	$ 1,466,913
Science Applications International Corp.	10,511	1,463,867
		$ 16,444,325
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	9,738	$ 2,627,410
		$ 2,627,410
Residential REITs — 1.0%
American Homes 4 Rent, Class A	64,552	$ 2,478,151
Equity LifeStyle Properties, Inc.	38,266	2,729,896
Independence Realty Trust, Inc.	46,103	945,112
		$6,153,159
Retail REITs — 1.0%
Agree Realty Corp.	20,598	$1,551,647
Brixmor Property Group, Inc.	61,824	1,722,417
Kite Realty Group Trust	45,064	1,196,900
NNN REIT, Inc.	37,680	1,827,103
		$6,298,067
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	31,889	$743,014
Amkor Technology, Inc.	23,253	711,542
Cirrus Logic, Inc.(1)	10,958	1,361,093
Lattice Semiconductor Corp.(1)	28,265	1,500,023
MACOM Technology Solutions Holdings, Inc.(1)	11,849	1,318,320
MKS Instruments, Inc.	13,805	1,500,741
Onto Innovation, Inc.(1)	10,132	2,102,998
Power Integrations, Inc.	11,659	747,575
Rambus, Inc.(1)	22,092	932,724
Silicon Laboratories, Inc.(1)	6,624	765,536
Synaptics, Inc.(1)	8,103	628,631
Universal Display Corp.	9,053	1,900,225
		$14,212,422
Software — 2.6%
Altair Engineering, Inc., Class A(1)	12,113	$1,156,913
AppFolio, Inc., Class A(1)	4,720	1,111,088
Aspen Technology, Inc.(1)	5,451	1,301,808
Blackbaud, Inc.(1)	8,189	693,444
Commvault Systems, Inc.(1)	8,968	1,379,727
Dolby Laboratories, Inc., Class A	12,243	936,957
Dropbox, Inc., Class A(1)	48,675	1,237,805
Dynatrace, Inc.(1)	61,118	3,267,979
Manhattan Associates, Inc.(1)	12,565	3,535,540
Qualys, Inc.(1)	7,552	970,130
Teradata Corp.(1)	19,716	598,183
		$16,189,574
Security	Shares	Value
Specialized REITs — 1.8%
CubeSmart	46,202	$ 2,487,054
EPR Properties	15,535	761,836
Gaming and Leisure Properties, Inc.	56,294	2,896,326
Lamar Advertising Co., Class A	18,030	2,408,808
National Storage Affiliates Trust	14,335	690,947
PotlatchDeltic Corp.	14,733	663,722
Rayonier, Inc.	27,508	885,207
		$ 10,793,900
Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A(1)	10,485	$1,466,852
AutoNation, Inc.(1)	5,373	961,337
Burlington Stores, Inc.(1)	12,950	3,412,066
Dick's Sporting Goods, Inc.	11,883	2,479,982
Five Below, Inc.(1)	11,298	998,178
Floor & Decor Holdings, Inc., Class A(1)	21,986	2,730,002
GameStop Corp., Class A(1)	79,573	1,824,609
Gap, Inc.	45,400	1,001,070
Lithia Motors, Inc., Class A	5,486	1,742,573
Murphy USA, Inc.	3,826	1,885,721
Penske Automotive Group, Inc.	3,836	623,043
RH(1)	3,065	1,025,028
Valvoline, Inc.(1)	26,438	1,106,430
Williams-Sonoma, Inc.	26,387	4,087,874
		$25,344,765
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A(1)	63,389	$3,184,663
		$3,184,663
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	24,166	$1,025,605
Carter's, Inc.	7,413	481,697
Columbia Sportswear Co.	6,727	559,619
Crocs, Inc.(1)	12,183	1,764,220
PVH Corp.	11,460	1,155,512
Skechers USA, Inc., Class A(1)	27,193	1,819,756
Under Armour, Inc., Class A(1)	38,743	345,200
Under Armour, Inc., Class C(1)	26,567	222,100
		$7,373,709
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	7,870	$1,756,033
Core & Main, Inc., Class A(1)	39,579	1,757,308
GATX Corp.	7,304	967,415
MSC Industrial Direct Co., Inc., Class A	9,211	792,699
Watsco, Inc.	7,137	3,510,547
WESCO International, Inc.	9,178	1,541,720
		$10,325,722

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.3%
Essential Utilities, Inc.	51,655	$ 1,992,333
		$ 1,992,333
Total Common Stocks (identified cost $388,652,262)		$597,210,005

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
SPDR S&P MidCap 400 ETF Trust(2)	19,000	$ 10,823,540
Total Exchange-Traded Funds (identified cost $9,477,649)		$ 10,823,540

Short-Term Investments — 1.7%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	9,554,023	$ 9,554,023
Total Affiliated Fund (identified cost $9,554,023)		$ 9,554,023
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(4)	$1,000	$ 969,689
Total U.S. Treasury Obligations (identified cost $967,826)		$ 969,689
Total Short-Term Investments (identified cost $10,521,849)		$ 10,523,712
Total Investments — 100.3% (identified cost $408,651,760)		$618,557,257
Other Assets, Less Liabilities — (0.3)%		$ (1,772,802)
Net Assets — 100.0%		$616,784,455

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $5,119,956 and the total market value of the collateral received by the Fund was $5,332,204, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	29	Long	12/20/24	$9,130,940	$60,195
					$60,195
During the fiscal year to date ended September 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $9,554,023, which represents 1.5% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,638,718	$49,950,923	$(51,035,618)	$ —	$ —	$9,554,023	$282,674	9,554,023

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$597,210,005(1)	$ —	$ —	$597,210,005
Exchange-Traded Funds	10,823,540	—	—	10,823,540
Short-Term Investments:
Affiliated Fund	9,554,023	—	—	9,554,023
U.S. Treasury Obligations	—	969,689	—	969,689
Total Investments	$617,587,568	$969,689	$ —	$618,557,257
Futures Contracts	$60,195	$ —	$ —	$60,195
Total	$617,647,763	$969,689	$ —	$618,617,452

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

CVT
S&P MidCap 400® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.